Structured Entities - Schedule of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2024		Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	$ 65,098		$ 77,934		$ 87,466
Trading Securities	168,926		123,718
FVTPL Securities	19,064		16,733
FVOCI Securities	93,702		62,819
Derivatives	47,253		39,976
Other	42,387		37,806
Derivatives	58,303		50,193
Other	334,544		351,776	$ 13,484
Total assets of the entities	1,409,647		1,347,006
Customer securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	107		184
Trading Securities	170		518
FVTPL Securities	40		23
FVOCI Securities	1,484		1,393
Derivatives	1		23
Other	8		9
Total assets	1,810		2,150
Deposits	107		184
Derivatives	3
Total liabilities	110		184
Maximum exposure to loss	20,998	[1],[2]	21,740
Total assets of the entities	12,956		13,936
Capital vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	5,536		5,182
Total assets	5,536		5,182
Deposits	5,536		5,182
Other	87		79
Total liabilities	5,623		5,261
Maximum exposure to loss	1		1
Total assets of the entities	5,624		5,260
Other securitization vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Trading Securities	21,485		3,346
Other	169		100
Total assets	21,654		3,446
Maximum exposure to loss	21,654		3,446
Total assets of the entities	$ 87,611		$ 30,877

[1]	Maximum exposure to loss represents securities held, undrawn liquidity facilities, any remaining unfunded committed amounts to the BMO funded vehicle, derivative assets and other assets.
[2]	Securities held that are issued by our Canadian and U.S. customer securitization vehicles comprises asset-backed commercial paper (ABCP) and are classified as either trading securities, FVTPL securities or FVOCI securities.